Accounts Receivable	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounts Receivable
3.	ACCOUNTS RECEIVABLE

	December 31,
	2019	2020
Accounts receivable-margin clients	$14,605,104	$12,707,716
Less: Allowance for expected credit losses	(1,153,521)	(2,162,339)
Accounts receivable- margin clients, net	$13,451,583	$10,545,377

Accounts receivable-others	12,616,609	14,319,525
Less: Allowance for expected credit losses	(234,439)	(252,324)
Accounts receivable-others, net	$12,382,170	$14,067,201

Accounts receivable- margin clients represent the receivables derived in the Hong Kong brokerage service in Rifa Securities, which is pledged by the customer’s purchased securities.

Accounts receivable-others represent the receivables derived in Hong Kong brokerage service and other ordinary business without any collateral or other security from its customers.